MANAGEMENT AGREEMENT (Details Narrative) - USD ($)		3 Months Ended		12 Months Ended
	Apr. 13, 2015	Mar. 31, 2018	Mar. 31, 2017	Dec. 31, 2017	Dec. 31, 2016
Advances made in connection with management agreement		$ (7,000)	$ (40,000)	$ (77,800)	$ (1,845,902)
Advance repayment in connection with management agreement		79,219	$ 75,000	625,227	1,175,000
Offsetting liability		$ 12,056		82,828	24,987
ERC [Member]
Advances made in connection with management agreement				77,800	1,975,000
Advance repayment in connection with management agreement				625,227	1,175,000
Received of previously impaired amount				387,427
Monthly base fee	$ 20,000
Total fee earned				240,000	240,000
Payment of equipment				192,432	258,096
Offsetting liability				$ 82,828	$ 24,987